Loans and other financial assets at amortized cost - Changes in allowance for credit losses of due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	₩ (6,034)	₩ (4,366)		₩ (4,860)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0	0		0
Transfer to lifetime expected credit losses	0	0		0
Transfer to credit impaired financial assets	0	0		0
Reversal of allowance for credit losses	(7,702)	(1,477)		315
Others	1,419	(191)	[1]	179	[1]
Ending balance	(12,317)	(6,034)		(4,366)
Stage 1
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	(6,034)	(4,366)		(4,860)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0	0		0
Transfer to lifetime expected credit losses	0	0		0
Transfer to credit impaired financial assets	0	0		0
Reversal of allowance for credit losses	(7,702)	(1,477)		315
Others	1,419	(191)	[1]	179	[1]
Ending balance	(12,317)	(6,034)		(4,366)
Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	0	0		0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0	0		0
Transfer to lifetime expected credit losses	0	0		0
Transfer to credit impaired financial assets	0	0		0
Reversal of allowance for credit losses	0	0		0
Others	0	0	[1]	0	[1]
Ending balance	0	0		0
Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	0	0		0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0	0		0
Transfer to lifetime expected credit losses	0	0		0
Transfer to credit impaired financial assets	0	0		0
Reversal of allowance for credit losses	0	0		0
Others	0	0	[1]	0	[1]
Ending balance	₩ 0	₩ 0		₩ 0

[1]	Changes due to foreign currencies translation, etc.